Share Based Compensation - Share Options Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning balance (shares)		3,711,274
Granted (shares)		2,438,145
Exercised (shares)		(11,724)
Forfeited (shares)		(201,456)
Ending balance (shares)		5,936,239	3,711,274
Shares Exercisable (shares)	1,466,625
Vested and expected to vest (shares)		5,936,239
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance (weighted average exercise price)		$ 19.25
Granted (weighted average exercise price)		15.22
Exercised (weighted average exercise price)		3.94
Forfeited (weighted average exercise price)		19.72
Ending balance (weighted average exercise price)		17.71	$ 19.25
Exercisable (weighted average exercise price)	$ 16.34
Vested or expected to vest (weighted average exercise price)		$ 17.71
Options outstanding (weighted- average remaining contractual term years)		9 years 7 days	9 years 5 months 19 days
Options exercisable (weighted- average remaining contractual term years)	8 years 7 months 17 days
Vested and expected to vest (weighted- average remaining contractual term years)		9 years 7 days
Options outstanding (aggregate intrinsic value)		$ 11,873	$ 51,464
Exercised (aggregate intrinsic value)		198
Options exercisable (aggregate intrinsic value)	$ 6,124
Options vested and expected to vest (aggregate intrinsic value)		$ 11,873